Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding at December 31, 2018 and 2017 are summarized below by account type.

	December 31, 2018			December 31, 2017
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$219,515,207	0.09%	0.00-1.98%	$197,434,385	0.04%	0.00-1.98%
Money Market Accounts	261,136,008	0.65%	0.00-2.23%	231,652,920	0.28%	0.00-1.10%
Savings Accounts	48,391,799	0.14%	0.00-0.14%	42,927,311	0.11%	0.00-0.11%
Total	$529,043,014	0.31%	0.00-2.23%	$472,014,616	0.16%	0.00-1.98%
Certificate Accounts:
0.00 – 0.99%	$70,854,896			$129,354,569
1.00 – 1.99%	120,011,938			99,627,750
2.00 – 2.99%	47,586,859			1,109,684
Total	$238,453,693	1.37%	0.35-2.86%	$230,092,003	0.90%	0.10-2.00%
Total Deposits	$767,496,707	0.64%	0.00-2.86%	$702,106,619	0.41%	0.00-2.00%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2018 and 2017:

	December 31,
	2018	2017
Within 1 Year	$160,771,824	$135,173,064
After 1 Year, Within 2 Years	43,330,060	56,687,383
After 2 Years, Within 3 Years	23,990,251	11,572,310
After 3 Years, Within 4 Years	6,358,577	19,946,316
After 4 Years, Within 5 Years	3,488,598	6,208,724
Thereafter	514,383	504,206
	$238,453,693	$230,092,003